Real Estate Investments - Annualized Rental Income (Details)	12 Months Ended
Dec. 31, 2013
Encanto Restaurants, Inc.
Real Estate Investments [Line Items]
Concentration risk (percent)	19.40%
Western Digital Corporation
Real Estate Investments [Line Items]
Concentration risk (percent)	14.60%
Thames Water Utilities Limited
Real Estate Investments [Line Items]
Concentration risk (percent)	11.70%